S000001111 [Member] Investment Risks - Money Market Portfolio	Dec. 31, 2025
U S Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in market interest rates, the market value of such securities may vary during the period of your investment in the Portfolio. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

U S Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit ratings or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.

Forward Commitment When Issued and Delayed Delivery Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. Income risk is the risk that the Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Market Risk and Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, groups of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, like pandemics or epidemics, tariffs, trade wars, inflation, recessions, or other events could have a significant negative impact on the Portfolio and its investments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risk of Investing in the United States [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Variable and Floating Rate Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Portfolio and may adversely affect the value of the Portfolio’s Participation Certificates. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Fee Risk. The Money Market Portfolio is able to impose discretionary liquidity fees on redemptions of Participation Certificates of the Money Market Portfolio, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees, based on liquidity costs as determined by the Advisor, on redemptions of Participation Certificates of the Money Market Portfolio that are made on a day in which the Portfolio’s total net redemptions exceed 5% of the Portfolio’s net assets, unless the liquidity costs are de minimis. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.

Financial Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Services Industry Risk. The Portfolio is susceptible to economic, business, political and other developments which generally affect the financial services industry, such as government regulation, interest rate volatility and the availability and cost of capital funds (including the availability and stability of deposits in the case of deposit-taking institutions), consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.
When interest rates go up, the value of securities issued by financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.
The profitability of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Portfolio’s investments in obligations of these issuers may lose value during such periods.

Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Floating Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Floating Net Asset Value Risk. The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant NAV per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.

Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Mortgage and Asset Backed Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risks. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields.

Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Fund Risk. The Portfolio may not grow to or maintain an economically viable size to achieve investment or trading efficiencies, which may negatively impact performance and/or force the Portfolio to liquidate. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund participation certificates, which can occur at any time and may impact the fund in the same manner as a high volume of purchases or redemptions. The size and scale of the Portfolio may fluctuate based on current market considerations or other considerations, which may negatively impact the Portfolio’s performance.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when market interest rates rise, and that the value of a debt security held by the Portfolio may rise when market interest rates fall. Changing demand for debt securities relative to supply also impacts their value, generally decreasing their value when demand decreases and increasing their value when demand increases. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in market interest rates than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in market interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio. Very low or negative market interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Portfolio’s ability to achieve its investment objective.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates they may be worth more or less than what you originally paid for them.
Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The Portfolio may impose a fee upon sale of your Participation Certificates. The Portfolio generally must impose a fee when net redemptions of Participation Certificates in a given business day exceed certain levels.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.